Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information
Trade receivables and other	$ (553)	$ (2,585)
Trade and other payables	(2,169)	(780)
Net decrease in cash	(2,722)	(3,365)
Significant non-cash transactions:
Common shares received in consideration of a convertible debenture payment	$ 0	$ 10,912